Other Current Liabilities and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Other Current Liabilities and Accrued Expenses
	December 31,
	2019	2018

Royalties - IIA payable	$938	$761
Commissions to third parties	1,748	430
Accrued expenses	1,364	1,090

	$4,050	$2,281